Shareholder Report, Line Graph (Details) 9057872_Franklin Massachusetts Municipal Income ETF_Single Class_TSR Annual {Single Class} - USD ($)											12 Months Ended
	May 31, 2025	May 31, 2024	May 31, 2023	May 31, 2022	May 31, 2021	May 31, 2020	May 31, 2019	May 31, 2018	May 31, 2017	May 31, 2016	May 31, 2026
Franklin Massachusetts Municipal Income ETF
Account Value [Line Items]
Line Graph and Table Measure Name											Franklin Massachusetts Municipal Income ETF (NAV)
Accumulated Value	$ 11,391	$ 11,262	$ 10,886	$ 10,876	$ 11,768	$ 11,145	$ 10,806	$ 10,226	$ 10,098	$ 10,000	$ 12,191
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg Municipal Bond Index
Accumulated Value	$ 11,664	$ 11,432	$ 11,134	$ 11,080	$ 11,888	$ 11,350	$ 10,916	$ 10,259	$ 10,146	$ 10,000	$ 12,442